Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 97,373	$ 80,250
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	105	105
Fair Value, Inputs, Level 3 | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	69	80
Fair Value, Inputs, Level 3 | Third Party Pricing Exemption Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	36	25
Fair Value, Inputs, Level 3 | Corporate and other debt | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 4	$ 5
Fair value inputs, market cap price change percentage, range, minimum	(0.10%)
Fair value inputs, market cap price change percentage, range, maximum	0.10%
Weighted Average Increase (Decrease)	0.00%	(1.40%)
Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 60	$ 52
Fair value inputs, market cap price change percentage, range, minimum	(14.50%)	(14.10%)
Fair value inputs, market cap price change percentage, range, maximum	7.60%	6.00%
Weighted Average Increase (Decrease)	(4.50%)	(2.70%)
Fair Value, Inputs, Level 3 | Common equities | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value	$ 5	$ 23
Fair value inputs, market cap price change percentage, range, minimum	(40.90%)	(41.30%)
Fair value inputs, market cap price change percentage, range, maximum	36.30%	95.90%
Weighted Average Increase (Decrease)	7.60%	6.00%